Quarterly Report
July 31, 2020
MFS®  Limited Maturity Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.0%
Aerospace – 1.7%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,535,574
Boeing Co., 4.508%, 5/01/2023	7,250,000	7,585,449
Boeing Co., 4.875%, 5/01/2025	9,930,000	10,745,807
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	6,464,000	7,181,710
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	392,859
		$35,441,399
Asset-Backed & Securitized – 27.0%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$750,788
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,536,745
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,731,345
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,647,366
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.325% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,154,137
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.197% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	9,440,000	9,050,600
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.476% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,173,064
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.727% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,054,046
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.076% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	866,840
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,546,126
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.594% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,292,734
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,456,662
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.872% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,093,919
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.171% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,713,762
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.724% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,725,193
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.274% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,426,906
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.174% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	7,176,155	6,916,019
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.524% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	4,071,346	3,849,185
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.674% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,398,850
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.474% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	5,167,826	4,946,617
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.724% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,147,372
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.77%, 12/15/2051 (i)(n)	64,013,032	3,318,084
Bayview Commercial Asset Trust, FLR, 0.482% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	315,671	288,092
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	117,624	117,955
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.772% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	307,890	316,742
Bowman Park CLO Ltd., 2014-1A, “B2R”, 3.545%, 11/23/2025 (n)	4,149,881	4,139,506
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.274% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	4,915,935
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.175% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,622,330
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	2,754,626	2,760,614
BXMT Ltd., 2017-FL1, “A”, FLR, 1.051% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	2,244,598	2,227,763
BXMT Ltd., 2020-FL2, “B”, FLR, 1.581% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	5,795,500	5,483,992
BXMT Ltd., 2020-FL2, “A”, FLR, 1.08% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	9,075,500	8,848,612
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,210,483	2,226,855
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	9,358,000	9,543,137
C-BASS Mortgage Loan Trust 2007-CB1, “AF3”, 3.388%, 1/25/2037	1,902,660	798,567
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.584%, 3/25/2037	2,624,298	1,360,876
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.301%, 5/10/2050 (i)	43,924,138	2,735,222
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,743,976	1,760,668
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	555,772	562,177
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,471,716
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,576,007
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,418,554
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,830,331
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,604,940
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.768%, 11/15/2062 (i)	35,103,473	1,771,258
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	646,675	647,854
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	4,844,217	4,855,221
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,672,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.495% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	$6,835,838	$6,737,969
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	716,790	717,528
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	6,388,000	6,541,380
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	3,479,000	3,541,322
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	561,274	562,603
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	823,702	827,547
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	3,799,853	3,832,886
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,302,779	1,311,809
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.88% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	6,220,000	5,956,987
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	4,277,197	4,315,145
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	8,645,000	8,801,581
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	1,460,000	1,478,596
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,990,000	2,024,340
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.775% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	7,400,000	7,263,870
Flagship CLO, 2014-8A, “BRR”, FLR, 1.67% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	5,578,297	5,503,146
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.525% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	7,873,500	7,716,030
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	339,808	339,975
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,110,066
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,138,162
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	3,055,573	3,091,522
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	2,495,000	2,509,782
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	1,830,000	1,833,961
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.295% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	5,043,000	4,970,507
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.079% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,270,698	1,246,872
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	1,433,624	1,432,654
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	630,034	632,767
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.183%, 5/10/2050 (i)	39,932,885	2,317,561
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.125%, 8/10/2050 (i)	38,555,160	2,251,058
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.132%, 5/12/2053 (i)	39,235,016	3,440,267
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	1,470,758	1,470,696
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,663,648
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,513,437
IMPAC CMB Trust, FLR, 0.911% (LIBOR - 1mo. + 0.74%), 11/25/2034	79,872	77,826
IMPAC CMB Trust, FLR, 1.092% (LIBOR - 1mo. + 0.92%), 11/25/2034	84,076	82,753
IMPAC Secured Assets Corp., FLR, 0.521% (LIBOR - 1mo. + 0.35%), 5/25/2036	221,046	207,181
Interstar Millennium Trust, FLR, 0.713% (LIBOR - 3mo. + 0.4%), 3/14/2036	51,226	49,105
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.13% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,452,433
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.024% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,387,374	6,332,071
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.074% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	11,916,634	11,782,243
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	4,255,121	4,287,657
JPMorgan Chase Commercial Mortgage Securities Corp., 1.062%, 9/15/2050 (i)	39,632,832	2,067,906
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.18% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,609,023
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.675% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,466,440
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.725% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,757,228
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.225% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	5,043,663	4,914,419
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.544% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	7,366,778	7,118,149
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,761,663	3,712,622
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,006,588
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.771% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,582,506
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 1.744% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,310,093
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.471% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,377,692
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.725% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	5,972,204
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)(q)	1,788,953	349,198
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	5,056,000	4,954,880
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	5,056,000	4,879,100
MF1 Ltd., 2020-FL3, “B”, FLR, 3.924% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	928,407
MF1 Ltd., 2020-FL3, “C”, FLR, 4.675% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,329,624
MidOcean Credit CLO, 2012-1A, “A2RR”, FLR, 1.575% (LIBOR - 3mo. + 1.3%), 1/15/2024 (n)	8,303,141	8,129,497
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	5,146,113	5,276,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.407%, 5/15/2050 (i)	$42,977,786	$2,549,567
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.425%, 6/15/2050 (i)	18,596,345	1,199,362
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.861%, 12/15/2051 (i)	54,193,468	3,149,020
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.072% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,497,170
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	3,332,000	3,320,891
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	1,214,743	1,215,652
Nationstar HECM Loan Trust, 2018-3A, “M1”, 3.903%, 11/25/2028 (n)	3,700,000	3,698,501
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	1,404,987	1,409,733
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “B”, FLR, 0.971% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	924,000	923,751
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “C”, FLR, 1.221% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	1,039,000	1,037,881
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.121% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	1,471,000	1,466,668
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.125% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,741,652
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.525% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	1,603,000	1,602,679
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.325% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,323,735
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	4,856,256
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,576,223
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,870,428
OneMain Financial Issuance Trust, 17-1A, “B”, 2.79%, 9/14/2032 (n)	4,500,000	4,467,249
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,312,883
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	2,623,036	2,648,301
Ownit Mortgage Loan Asset-Backed Certificates, 3.085%, 10/25/2035	1,243,165	796,707
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.727% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,552,631
PFS Financing Corp., 2019-B, “A”, FLR, 0.724% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	7,509,000	7,477,817
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	206,396	206,636
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	4,920,000	5,014,222
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,238,243	1,257,391
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,586,364	1,613,855
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 2.166% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,121,527
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.922% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,280,553
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.274% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	9,381,688	9,208,849
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	4,500,000	4,476,532
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	817,000	812,657
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	982,000	976,785
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.345% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	4,985,099
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 2.471% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,283,899
Thornburg Mortgage Securities Trust, FLR, 0.851% (LIBOR - 1mo. + 0.68%), 4/25/2043	152,802	152,323
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.621% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,074,074
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.072% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,652,225
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.63% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,049,831
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	11,091,976	11,162,662
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.009%, 11/15/2050 (i)	30,625,649	1,524,386
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.998%, 12/15/2051 (i)	25,981,059	1,654,318
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,097,073
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	4,054,721	4,055,959
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	1,909,242	1,904,468
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,351,633	7,418,599
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,621,020
		$552,761,842
Automotive – 3.9%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,276,766
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	3,414,000	3,431,753
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	4,369,000	4,423,612
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,338,314
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,541,212
Harley-Davidson Financial Services, FLR, 1.284% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,752,492
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,317,692
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,186,093
Hyundai Capital America, 5.75%, 4/06/2023 (n)	5,059,000	5,581,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 5.875%, 4/07/2025 (n)	$8,600,000	$10,057,666
Toyota Motor Credit Corp., 2.9%, 3/30/2023	3,470,000	3,684,024
Toyota Motor Credit Corp., 3%, 4/01/2025	9,200,000	10,141,729
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	3,789,000	3,823,782
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	3,789,000	3,946,875
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)	1,111,000	1,178,986
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	4,128,000	4,418,593
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	2,665,000	2,763,066
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,023,000	1,116,460
		$79,980,277
Broadcasting – 0.5%
Fox Corp., 3.666%, 1/25/2022	$2,478,000	$2,596,076
Fox Corp., 3.05%, 4/07/2025	2,523,000	2,770,565
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	4,621,000	4,643,324
		$10,009,965
Brokerage & Asset Managers – 1.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$12,941,000	$13,571,829
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,691,141
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,386,340
		$26,649,310
Business Services – 0.6%
Equinix, Inc., 1.25%, 7/15/2025	$4,550,000	$4,588,675
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	7,188,762
		$11,777,437
Cable TV – 0.7%
Comcast Corp., 3.1%, 4/01/2025	$3,000,000	$3,328,090
SES S.A., 3.6%, 4/04/2023 (n)	10,292,000	10,575,346
		$13,903,436
Computer Software – 0.8%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$1,522,000	$1,779,964
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	8,079,000	8,301,837
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	4,900,000	5,313,044
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,611,220
		$17,006,065
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 9/11/2022	$4,996,000	$5,143,021
Conglomerates – 1.1%
Carrier Global Corp., 2.242%, 2/15/2025 (n)	$6,873,000	$7,179,339
Roper Technologies, Inc., 2.8%, 12/15/2021	5,166,000	5,321,310
Westinghouse Air Brake Co., 3.2%, 6/15/2025	727,000	759,460
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,068,000	9,818,652
		$23,078,761
Consumer Products – 0.4%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,582,726
Consumer Services – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$6,106,141
Booking Holdings, Inc., 4.1%, 4/13/2025	3,164,000	3,600,843
QVC, Inc., 5.125%, 7/02/2022	4,761,000	4,951,440
		$14,658,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.9%
Broadcom, Inc., 2.25%, 11/15/2023 (n)	$4,700,000	$4,892,978
Broadcom, Inc., 4.7%, 4/15/2025 (n)	2,207,000	2,524,048
Broadcom, Inc., 3.15%, 11/15/2025 (n)	4,700,000	5,068,639
Microchip Technology, Inc., 3.922%, 6/01/2021	5,910,000	6,050,130
		$18,535,795
Emerging Market Quasi-Sovereign – 0.5%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,221,478
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,236,586
		$9,458,064
Energy - Integrated – 1.6%
Eni S.p.A., 4%, 9/12/2023 (n)	$6,511,000	$7,043,169
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,484,109
Exxon Mobil Corp., 2.992%, 3/19/2025	8,910,000	9,801,645
Suncor Energy, Inc., 2.8%, 5/15/2023	3,212,000	3,377,402
Suncor Energy, Inc., 3.1%, 5/15/2025	3,212,000	3,488,457
		$33,194,782
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$2,965,462
Financial Institutions – 1.6%
AerCap Ireland Capital DAC, 4.45%, 12/16/2021	$5,924,000	$6,032,671
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	6,254,000	6,352,944
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	5,664,000	6,078,037
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	6,364,000	6,100,647
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,190,315
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,455,250
		$32,209,864
Food & Beverages – 1.4%
Conagra Brands, Inc., 3.8%, 10/22/2021	$3,274,000	$3,404,447
Constellation Brands, Inc., 4.25%, 5/01/2023	5,791,000	6,371,019
Constellation Brands, Inc., FLR, 1.092% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,340,773
Diageo Capital PLC, 1.375%, 9/29/2025	3,816,000	3,945,390
Mondelez International, Inc., 0.625%, 7/01/2022	8,400,000	8,440,992
Mondelez International, Inc., 2.125%, 4/13/2023	3,448,000	3,590,664
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	946,000	980,034
		$29,073,319
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$5,280,039
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,971,884
Marriott International, Inc., 2.3%, 1/15/2022	7,903,000	7,939,341
Marriott International, Inc., 5.75%, 5/01/2025	1,105,000	1,227,463
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,693,482
Sands China Ltd., 3.8%, 1/08/2026 (n)	6,819,000	7,095,169
		$29,207,378
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$366,000	$369,900
Howard University, Washington D.C., 2.738%, 10/01/2022	385,000	391,275
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	435,349
Howard University, Washington D.C., 2.416%, 10/01/2024	467,000	477,935
Howard University, Washington D.C., 2.516%, 10/01/2025	578,000	589,229
		$2,263,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,538,497
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	4,090,776
		$8,629,273
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$6,430,742
Insurance - Property & Casualty – 0.4%
Ambac Assurance Corp., 5.1%, 12/31/2049 (z)	$23,513	$32,154
Ambac LSNI, LLC, FLR, 6% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	87,075	86,858
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,504,914
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,999,092
		$8,623,018
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$7,590,000	$7,710,848
Kommunalbanken A.S. (Kingdom of Norway), 1.375%, 10/26/2020 (n)	3,870,000	3,879,461
		$11,590,309
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$4,010,711
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$7,009,984
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,378,803
Deere & Co., 2.75%, 4/15/2025	2,375,000	2,603,653
		$13,992,440
Major Banks – 13.9%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$5,197,000	$5,250,481
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	16,298,000	16,464,352
Bank of America Corp., 2.881%, 4/24/2023	7,801,000	8,095,920
Bank of America Corp., 4.2%, 8/26/2024	3,106,000	3,481,035
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,986,998
Barclays PLC, 4.61%, 2/15/2023	14,012,000	14,764,902
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,718,279
Citibank N.A., 2.125%, 10/20/2020	7,397,000	7,415,228
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR + 1.676%) to 6/16/2026 (n)	2,080,000	2,138,713
Credit Agricole, “A”, FLR, 1.702% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,062,707
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	5,000,451
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,216,195
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,413,772
Goldman Sachs Group, Inc., 3%, 4/26/2022	11,318,000	11,524,364
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,872,660
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,472,285
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,398,968
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	4,303,000	4,404,559
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,282,657
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	10,194,081
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,551,698
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,772,911
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,904,658
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	7,223,000	7,536,766
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,800,605
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	932,000	945,621
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,677,366
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,750,943
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,389,318
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	3,724,000	3,848,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	$7,936,000	$8,383,481
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	10,314,133
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	4,424,000	4,871,683
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023 (n)	2,834,000	2,941,411
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	1,300,000	1,419,593
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,763,431
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,714,490
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,237,229
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	9,211,209
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,260,549
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	4,734,000	5,032,294
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,646,587
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR + 1.6%) to 6/02/2024	13,775,000	14,041,058
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	10,120,354
		$284,294,852
Medical & Health Technology & Services – 0.8%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$3,466,000	$3,598,089
Cigna Corp., FLR, 0.949% (LIBOR - 3mo. + 0.65%), 9/17/2021	4,598,000	4,598,502
HCA, Inc., 5%, 3/15/2024	7,222,000	8,148,718
		$16,345,309
Medical Equipment – 0.1%
Zimmer Biomet Holdings, Inc., FLR, 1.066% (LIBOR - 3mo. + 0.75%), 3/19/2021	$1,298,000	$1,298,119
Metals & Mining – 1.4%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$3,044,000	$3,251,863
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	4,500,000	5,186,662
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	2,282,000	2,389,431
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,271,663
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,761,537
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	1,500,000	1,659,600
Steel Dynamics, Inc., 4.125%, 9/15/2025	9,352,000	9,576,537
		$29,097,293
Midstream – 1.7%
El Paso LLC, 6.5%, 9/15/2020	$6,336,000	$6,377,652
Energy Transfer Operating Co., 2.9%, 5/15/2025	2,394,000	2,424,938
MPLX LP, 3.5%, 12/01/2022	8,713,000	9,091,166
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,815,755
MPLX LP, FLR, 1.213% (LIBOR - 3mo. + 0.9%), 9/09/2021	3,497,000	3,480,230
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,946,654
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,332,494
Western Midstream Operating LP, FLR, 2.116% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,423,848
		$34,892,737
Mortgage-Backed – 1.2%
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	$92,436	$97,167
Fannie Mae, 4.5%, 3/01/2023	126,392	132,775
Fannie Mae, 3%, 12/01/2031	1,807,898	1,940,843
Fannie Mae, 3.71%, 2/01/2033	19,850	20,046
Fannie Mae, 3.605%, 3/01/2033	52,677	52,878
Fannie Mae, 2.5%, 5/01/2033	145,896	147,106
Fannie Mae, 2%, 5/25/2044	3,913,897	4,013,961
Freddie Mac, 0.886%, 4/25/2024	303,069	7,786
Freddie Mac, 1.7%, 4/25/2030	29,169,303	3,764,252
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	11,326,540	12,292,144
Freddie Mac, 2%, 7/15/2042	2,212,136	2,289,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3.25%, 7/20/2032	$47,060	$49,262
		$24,808,123
Municipals – 1.5%
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	$1,090,000	$1,095,188
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,306,254
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	1,205,000	1,230,895
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	2,890,000	2,981,295
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	10,353,000	10,072,123
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,776,496
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,843,478
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,724,885
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,925,000	4,987,745
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,756,907
		$29,775,266
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$443,000	$479,993
Oils – 0.7%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$7,670,592
Phillips 66, FLR, 0.959% (LIBOR - 3mo. + 0.6%), 2/26/2021	3,020,000	3,020,120
Valero Energy Corp., 2.85%, 4/15/2025	3,872,000	4,117,258
		$14,807,970
Other Banks & Diversified Financials – 3.1%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,908,073
BBVA USA, 3.5%, 6/11/2021	4,852,000	4,954,013
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,908,424
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,359,647
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,929,159
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,993,436
Groupe BPCE S.A., FLR, 1.558% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,697,033
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,181,812
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,887,902
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,249,695
SunTrust Banks, Inc., 2.8%, 5/17/2022	7,376,000	7,681,768
UBS AG, 1.75%, 4/21/2022 (n)	7,075,000	7,223,398
		$63,974,360
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.6%, 12/15/2025	$2,681,000	$2,875,236
Pharmaceuticals – 2.2%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$3,374,000	$3,444,931
AbbVie, Inc., 3.45%, 3/15/2022 (n)	7,454,000	7,752,728
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	11,136,000	11,404,697
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	6,424,000	6,428,894
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	4,506,000	4,765,507
Bristol-Myers Squibb Co., FLR, 0.766% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	1,477,000	1,482,237
Upjohn, Inc., 1.125%, 6/22/2022 (n)	9,057,000	9,131,380
		$44,410,374
Restaurants – 0.1%
McDonald's Corp., 3.3%, 7/01/2025	$2,400,000	$2,690,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$7,863,000	$8,110,648
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	1,102,000	1,035,902
		$9,146,550
Specialty Stores – 0.6%
Ross Stores, Inc., 4.6%, 4/15/2025	$5,911,000	$6,803,004
TJX Cos., Inc., 3.5%, 4/15/2025	4,800,000	5,352,290
		$12,155,294
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT, 2.25%, 1/15/2022	$6,500,000	$6,667,120
Crown Castle International Corp., 3.15%, 7/15/2023	5,334,000	5,709,821
Crown Castle International Corp., 1.35%, 7/15/2025	1,776,000	1,813,305
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	8,673,000	9,564,150
		$23,754,396
Tobacco – 1.0%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$2,445,000	$2,542,160
B.A.T. Capital Corp., 3.222%, 8/15/2024	4,881,000	5,274,380
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,657,085
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,830,007
		$20,303,632
Transportation - Services – 1.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$10,067,000	$10,243,173
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	6,164,140
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,796,655
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,823,254
		$22,027,222
U.S. Treasury Obligations – 10.4%
U.S. Treasury Notes, 2.625%, 12/15/2021	$90,125,000	$93,194,883
U.S. Treasury Notes, 1.875%, 2/28/2022	6,075,000	6,242,537
U.S. Treasury Notes, 1.875%, 4/30/2022	33,048,000	34,048,477
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	74,340,000	78,512,913
		$211,998,810
Utilities - Electric Power – 3.1%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$1,609,000	$1,636,360
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	9,557,668
FirstEnergy Corp., 4.25%, 3/15/2023	4,919,000	5,211,509
FirstEnergy Corp., 2.05%, 3/01/2025	2,363,000	2,396,394
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,422,792
Florida Power & Light Co., FLR, 0.64% (LIBOR - 3mo. + 0.38%), 7/28/2023	9,500,000	9,505,551
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	8,713,000	8,907,922
NextEra Energy, Inc., 2.9%, 4/01/2022	4,867,000	5,070,078
Pacific Gas and Electric Co., 1.75%, 6/16/2022	8,036,000	8,065,781
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,385,939
WEC Energy Group, Inc., 3.1%, 3/08/2022	2,849,000	2,965,427
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,113,109
		$64,238,530
Total Bonds		$1,922,551,892
Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 0.15% (v)	112,296,090	$112,307,319

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Index Options – 0.0%
Markit North American Investment Grade CDX Index – September 2020 @ $100	Put	Merrill Lynch International	$132,754,878	130,700,000	$84,908
Other Assets, Less Liabilities – 0.5%	10,334,832
Net Assets – 100.0%	$2,045,278,951
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $112,307,319 and $1,922,636,800, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $878,308,505, representing 42.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 12/31/2049	2/14/2018	$9,101	$32,154
MF1 Ltd., 2020-FL3, “B”, FLR, 3.924% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/2020	923,500	928,407
MF1 Ltd., 2020-FL3, “C”, FLR, 4.675% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/2020	1,318,500	1,329,624
Total Restricted Securities			$2,290,185
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	440	$97,233,125	September – 2020	$98,126

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	132,200,000	centrally cleared	1.88%/Quarterly	0.28%(3-Month LIBOR)/Quarterly	$2,196,441	$—	$2,196,441
9/19/21	USD	85,600,000	centrally cleared	1.57%/Monthly	0.19%(1-Month LIBOR)/Monthly	1,887,146	—	1,887,146
						$4,083,587	$—	$4,083,587
At July 31, 2020, the fund had cash collateral of $1,529,276 and other liquid securities with an aggregate value of $166,869 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$211,998,810	$—	$211,998,810
Non - U.S. Sovereign Debt	—	21,048,373	—	21,048,373
Municipal Bonds	—	29,775,266	—	29,775,266
U.S. Corporate Bonds	—	715,689,585	—	715,689,585
Residential Mortgage-Backed Securities	—	66,515,122	—	66,515,122
Commercial Mortgage-Backed Securities	—	152,966,178	—	152,966,178
Asset-Backed Securities (including CDOs)	—	358,088,665	—	358,088,665
Foreign Bonds	—	366,554,801	—	366,554,801
Mutual Funds	112,307,319	—	—	112,307,319
Total	$112,307,319	$1,922,636,800	$—	$2,034,944,119
Other Financial Instruments
Futures Contracts – Assets	$98,126	$—	$—	$98,126
Swap Agreements – Assets	—	4,083,587	—	4,083,587
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,166,718	$228,951,015	$159,810,414	$(2,765)	$2,765	$112,307,319
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,220	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.